Equity (Details) - USD ($)				12 Months Ended
	Dec. 23, 2023	Apr. 30, 2023	Mar. 15, 2023	Mar. 31, 2026	Mar. 31, 2024	Feb. 27, 2026	Dec. 02, 2025	Nov. 13, 2025	Nov. 07, 2025	Jun. 23, 2025	Mar. 31, 2025	Dec. 09, 2024	Nov. 19, 2024	May 24, 2024	Feb. 29, 2024	Jan. 11, 2024	Jan. 09, 2024	Jan. 05, 2024	Dec. 01, 2023	Jun. 12, 2023	Nov. 28, 2022	Jun. 30, 2022
Warrants price per share (in Dollars per share)	$ 1
Weighted average exercise price term	5 years
Fair value of the warrants granted (in Dollars)					$ 411,403
Ordinary shares																						3,300,000
Ordinary shares par value (in Dollars per share)																					$ 0.0001
Consideration transaction costs (in Dollars)				$ 454,283							$ 435,943
Repurchased Shares		79,758	329,582	16,130
Private placement [Member]
Share capital issued				1,650,000		360,500	3,257,300	826,419	1,240,734	1,929,912		1,125,000		1,125,000	300,000	800,000	600,000	600,000	1,125,000	1,125,000
Share Award Plan [Member]
Share option expense (in Dollars)				$ 3,284,311
2022 Performance Incentive Plan [Member]
Ordinary shares par value (in Dollars per share)																						$ 0.0001
Share Option Expense [Member]
Share option expense (in Dollars)				3,284,311
2024 Performance Incentive Plan [Member]
Ordinary shares													2,000,000
Ordinary shares par value (in Dollars per share)													$ 0.0001
Share Purchase Warrants [Member] | Hermitage Management Limited [Member]
Purchase of warrants issued	300,000
Treasury shares [Member]
Consideration transaction costs (in Dollars)		$ 82,127	$ 353,816	$ 18,340